Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
The following table provides a summary of our indebtedness as of December 31, 2023 and 2022:

	As of December 31,
	2023						2022
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC Notes (c)		$31,215,349	$—	$31,215,349	3.59%	2024 - 2041	$32,700,000
Revolving credit facilities (d)		9,300,000	9,275,000	25,000	6.93%	2025 - 2027	—
Other unsecured debt		3,055,000	—	3,055,000	6.81%	2024 - 2028	2,010,500
TOTAL UNSECURED		$43,570,349	$9,275,000	$34,295,349			$34,710,500
Secured
Export credit facilities (e)	38	1,034,687	—	1,034,687	2.49%	2025 - 2035	1,058,269
Institutional secured term loans & secured portfolio loans	243	7,985,863	318,500	7,667,363	6.17%	2024 - 2032	7,499,339
AerFunding Revolving Credit Facility	39	2,075,000	1,042,849	1,032,151	7.41%	2027	717,558
Other secured debt (f)	14	742,188	326,206	415,982	5.73%	2024 - 2041	537,232
Fair value adjustment		—	—	993			1,778
TOTAL SECURED		$11,837,738	$1,687,555	$10,151,176			$9,814,176
Subordinated
Subordinated notes		2,250,000	—	2,250,000	6.64%	2045 - 2079	2,250,000
Subordinated debt issued by VIEs		—	—	—	—	—	27,219
Fair value adjustment		—	—	—			(212)
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,277,007
Debt issuance costs, debt discounts and debt premium				(212,622)			(268,723)
	334	$57,658,087	$10,962,555	$46,483,903			$46,532,960

(a)The weighted average interest rate for our floating rate debt of $10.3 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”)
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”)
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 14 aircraft, 74 engines are pledged as collateral.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2023				2022
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	82	$2,000,000	7.61%	2028	$2,000,000
Hyperion	21	600,000	7.35%	2027	1,050,000
Secured portfolio loans
Celtago & Celtago II	24	613,034	4.51%	2024-2027	731,480
Rhenium	18	867,714	6.70%	2030	—
Cesium	15	587,912	5.68%	2025	658,580
Goldfish	13	501,276	7.01%	2025	560,084
Scandium	10	458,867	5.74%	2025	517,577
Rhodium	11	411,343	4.53%	2026	459,599
Other secured facilities	49	1,627,217	4.75%	2025-2032	1,522,019
	243	$7,667,363			$7,499,339

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2023:

	As of December 31,
	2023			2022
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	7.29%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2079 Subordinated Notes	750,000	5.88%	2079	750,000
	$2,250,000			$2,250,000
(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
Schedule of Maturities of Debt Financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2023 were as follows:

Maturities of debt financing (a)
2024	$6,211,679
2025	5,958,382
2026	8,491,596
2027	6,795,888
2028	7,744,105
Thereafter	11,493,882
$46,695,532

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Liquidity and capital resources—Contractual obligations.”
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2023:

Maturities of AGAT/AICDC Notes
2024	$5,165,349
2025	3,650,000
2026	5,250,000
2027	4,000,000
2028	5,300,000
Thereafter	7,850,000
$31,215,349